Segmented information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segmented information
Segmented information
The Company is managed under two primary North American business units consisting of the Liberty Power Group and the Liberty Utilities Group. The two business units are the two segments of the Company.
The Liberty Power Group owns and operates a diversified portfolio of non-regulated renewable and thermal electric generation assets in North America and internationally; the Liberty Utilities Group owns and operates a portfolio of regulated electric, natural gas, water distribution and wastewater collection utility systems and transmission operations in the United States.
For purposes of evaluating divisional performance, the Company allocates the realized portion of any gains or losses on financial instruments to specific divisions. Dividend income from Atlantica (note 8(a)) and equity income from the AAGES entities (note 8(b)) are included in the operations of the Liberty Power Group. The change in value of the investment in Atlantica carried at fair value (note 8(a)) and unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship are not considered in management’s evaluation of divisional performance and are therefore allocated and reported under corporate. The results of operations and assets for these segments are reflected in the tables below.

	Year ended December 31, 2018
	Liberty Utilities Group	Liberty Power Group	Corporate	Total
Revenue (1)(2)	$1,400,164	$247,223	$—	$1,647,387
Fuel, power and water purchased	456,974	27,164	—	484,138
Net revenue	943,190	220,059	—	1,163,249
Operating expenses	401,486	70,980	—	472,466
Administrative expenses	33,234	18,539	937	52,710
Depreciation and amortization	177,719	82,044	1,009	260,772
Gain on foreign exchange	—	—	(58)	(58)
Operating income	330,751	48,496	(1,888)	377,359
Interest expense	99,063	50,920	2,135	152,118
Interest, dividend, equity and other income	(5,558)	(45,741)	(1,840)	(53,139)
Change in value of investment carried at fair value	—	—	137,957	137,957
Other expenses	5,699	1,576	687	7,962
Earnings (loss) before income taxes	$231,547	$41,741	$(140,827)	$132,461
Property, plant and equipment	$4,210,115	$2,152,420	$31,023	$6,393,558
Investment carried at fair value	—	814,530	—	814,530
Equity-method investees	959	29,273	260	30,492
Total assets	6,012,641	3,269,786	106,541	9,388,968
Capital expenditures	370,221	96,148	—	466,369
(1) Revenue includes $14,953 related to net hedging gains from energy derivative contracts for the twelve months ended December 31, 2018 that do not represent revenue recognized from contracts with customers.
(2) Liberty Utilities Group revenue includes $7,425 related to alternative revenue programs for the twelve months ended December 31, 2018 that do not represent revenue recognized from contracts with customers.

20.	Segmented information (continued)

	Year ended December 31, 2017
	Liberty Utilities Group	Liberty Power Group	Corporate	Total
Revenue	$1,290,786	$231,152	$—	$1,521,938
Fuel and power purchased	373,635	19,590	—	393,225
Net revenue	917,151	211,562	—	1,128,713
Operating expenses	383,380	66,851	—	450,231
Administrative expenses	33,037	15,992	611	49,640
Depreciation and amortization	171,111	79,183	1,020	251,314
Gain on foreign exchange	—	—	323	323
Operating income (loss)	329,623	49,536	(1,954)	377,205
Interest expense	97,698	36,646	21,478	155,822
Interest, dividend and other income	(4,208)	(2,871)	(2,159)	(9,238)
Other expense	6,087	1,713	47,689	55,489
Earnings (loss) before income taxes	$230,046	$14,048	$(68,962)	$175,132
Property, plant and equipment	$4,023,479	$2,246,869	$34,549	$6,304,897
Equity-method investees	2,220	29,710	337	32,267
Total assets	5,817,599	2,474,293	103,675	8,395,567
Capital expenditures	407,408	157,695	—	565,103

The majority of non-regulated energy sales are earned from contracts with large public utilities. The Company has mitigated its credit risk to the extent possible by selling energy to large utilities in various North American locations. None of the utilities contribute more than 10% of total revenue.
APUC operates in the independent power and utility industries in both Canada and the United States. Information on operations by geographic area is as follows:

	2018	2017
Revenue
Canada	$70,358	$73,406
United States	1,577,029	1,448,532
	$1,647,387	$1,521,938
Property, plant and equipment
Canada	$415,979	$453,323
United States	5,977,579	5,851,574
	$6,393,558	$6,304,897
Intangible assets
Canada	$23,994	$27,624
United States	31,000	23,479
	$54,994	$51,103

Revenue is attributed to the two countries based on the location of the underlying generating and utility facilities.